UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal ETF Trust
(Exact name of registrant as specified in charter)

898 N. Broadway, Suite 2
Massapequa, New York 11758
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal ETF Trust

898 N. Broadway, Suite 2

Massapequa, New York 11758
(Name and address of agent for service)

(844) 986-7676

Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: February 28, 2022

Item 1. Reports to Stockholders.

(a)

ATAC US Rotation ETF

Ticker: RORO

ATAC Credit Rotation ETF

Ticker: JOJO

Semi-Annual Report

February 28, 2022

www.atacfunds.com

ii

ATAC ETFs

This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

1

ATAC US ROTATION ETF

Asset Allocation (Unaudited)
as of February 28, 2022
(% of Net Assets)

Short-Term Investment &
Liabilities in Excess of Other Assets, Net
0.1%

Exchange-Traded Funds
99.9%

Fund Holdings
as of February 28, 2022(1)
(% of Net Assets)

Schwab U.S. Large-Cap Growth ETF	64.8%
Vanguard Small-Cap ETF	19.9%
ProShares UltraPro Russell2000	15.2%

(1)Fund holdings and asset allocation are subject to change and are not recommendations to buy or sell any securities.

ATAC CREDIT ROTATION ETF

Asset Allocation (Unaudited)
as of February 28, 2022
(% of Net Assets)

Short-Term Investment &
Liabilities in Excess of Other Assets, Net
0.0%

Exchange-Traded Funds
100.00%

Fund Holdings
as of February 28, 2022(1)
(% of Net Assets)

iShares 20+ Year Treasury Bond Fund	80.2%
iShares 7-10 Year Treasury Bond Fund	19.8%

(1)Fund holdings and asset allocation are subject to change and are not recommendations to buy or sell any securities.

3

The accompanying notes are an integral part of these financial statements.

ATAC US ROTATION ETF

Schedule of Investments (Unaudited)
February 28, 2022

Description	Shares	Value
EXCHANGE TRADED FUNDS – 99.9%
ProShares UltraPro Russell2000(1)	47,654	$3,542,122
Schwab U.S. Large-Cap Growth ETF(2)	105,403	15,081,061
Vanguard Small-Cap ETF	22,095	4,640,171
Total Exchange-Traded Funds
(Cost $23,245,627)		23,263,354

SHORT-TERM INVESTMENTS – 0.1%
First American Government Obligations Fund - Class X, 0.026%(3)
(Cost $26,373)	26,373	26,373

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING – 4.6%
Mount Vernon Liquid Assets Portfolio, LLC, 0.120%(3)
(Cost $1,076,075)	1,076,075	1,076,075

Total Investments – 104.6%
(Cost $24,348,075)		24,365,802
Liabilities in Excess of Other Assets – (4.6)%		(1,070,037)
Total Net Assets – 100.0%		$23,295,765

(1)This security or a portion of this security was out on loan as of February 28, 2022. Total loaned securities had a value of $1,062,919 or 4.6% of net assets as of February 28, 2022. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(2)Fair Value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(3)The rate shown is the annualized seven day effective yield as of February 28, 2022.

4

The accompanying notes are an integral part of these financial statements.

ATAC CREDIT ROTATION ETF

Schedule of Investments (Unaudited)
February 28, 2022

Description	Shares	Value
EXCHANGE TRADED FUNDS – 100.0%
iShares 20+ Year Treasury Bond Fund(1)	59,512	$8,323,943
iShares 7-10 Year Treasury Bond Fund	18,323	2,054,375
Total Exchange-Traded Funds
(Cost $10,176,968)		10,378,318

SHORT-TERM INVESTMENTS – 0.0%(2)
First American Government Obligations Fund – Class X, 0.026%(3)
(Cost $4,055)	4,055	4,055

Total Investments – 100.0%
(Cost $10,181,023)		10,382,373
Liabilities in Excess of Other Assets – (0.0)%(2)		(5,156)
Total Net Assets – 100.0%		$10,377,217

(1)Fair Value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(2)Does not round to 0.1% or (0.1)%, as applicable.

(3)The rate shown is the annualized seven day effective yield as of February 28, 2022.

5

ATAC ETFs

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities
February 28, 2022 (Unaudited)

	ATAC US Rotation ETF		ATAC Credit Rotation ETF

ASSETS:
Investments in securities, at value:
Unaffiliated issuers (Cost $24,348,075 and $10,181,023) (Note 2)	$24,365,802	(1)	$10,382,373
Receivables:
Investment securities sold	30,309		10,179,443
Dividends and interest	2		—
Securities lending (Note 5)	37,912		—
Total assets	24,434,025		20,561,816

LIABILITIES:
Collateral received for securities loaned (Note 5)	1,076,075		—
Payables:
Investment securities purchased	43,056		10,176,968
Management fees (Note 4)	19,129		7,631
Total liabilities	1,138,260		10,184,599

NET ASSETS	$23,295,765		$10,377,217

NET ASSETS CONSIST OF:
Paid-in capital	$30,808,468		$10,994,050
Total distributable (accumulated) earnings (losses)	(7,512,703)		(616,833)
Net assets	$23,295,765		$10,377,217

Net Asset Value (unlimited shares authorized):
Net assets	$23,295,765		$10,377,217
Shares of beneficial interest issued and outstanding	1,200,000		550,000
Net asset value	$19.41		$18.87

(1)Includes loaned securities with a value of $1,062,919.

6

ATAC ETFs

The accompanying notes are an integral part of these financial statements.

Statements of Operations
For the Six-Months Ended February 28, 2022 (Unaudited)

	ATAC US Rotation ETF	ATAC Credit Rotation ETF
INVESTMENT INCOME:
Dividend income	$233,653	$86,615
Securities lending income (Note 5)	77,438	—
Interest income	14	2
Total investment income	311,105	86,617

EXPENSES:
Management fees (Note 4)	217,643	49,546
Total expenses	217,643	49,546
Less: Management fee wavier (Note 4)	(47,011)	(10,702)
Net expenses	170,632	38,844

NET INVESTMENT INCOME (LOSS)	140,473	47,773

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain (loss) on investments	(7,069,937)	(677,154)
Change in net unrealized appreciation/depreciation on investments	(173,632)	195,316

Net realized and unrealized gain (loss) on investments	(7,243,569)	(481,838)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(7,103,096)	$(434,065)

7

The accompanying notes are an integral part of these financial statements.

ATAC US ROTATION ETF

Statement of Changes in Net Assets

	Period Ended February 28, 2022 (Unaudited)	Period Ended August 31, 2021(1)
OPERATIONS:
Net investment income (loss)	$140,473	$66,310
Net realized gain (loss) on investments	(7,069,937)	3,547,907
Change in net unrealized appreciation/depreciation on investments	(173,632)	191,359
Net increase (decrease) in net assets resulting from operations	(7,103,096)	3,805,576

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets derived from net change in outstanding shares(2)	(9,596,642)	37,250,665

DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions	(1,060,738)	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(17,760,476)	41,056,241

NET ASSETS:
Beginning of period	41,056,241	—
End of period	$23,295,765	$41,056,241

(1)The Fund commenced operations on November 17, 2020. The information presented is from November 17, 2020 to August 31, 2021.

(2)Summary of share transactions is as follows:

	Period Ended February 28, 2022 (Unaudited)		Period Ended August 31, 2021(1)
	Shares	Value	Shares	Value
Shares sold	325,000	$7,672,175	3,950,000	$91,101,655
Shares redeemed	(800,000)	(17,268,817)	(2,275,000)	(53,850,990)
Net increase (decrease)	(475,000)	$(9,596,642)	1,675,000	$37,250,665

8

The accompanying notes are an integral part of these financial statements.

ATAC CREDIT ROTATION ETF

Statement of Changes in Net Assets

	Period Ended February 28, 2022 (Unaudited)	Period Ended August 31, 2021(1)
OPERATIONS:
Net investment income (loss)	$47,773	$504
Net realized gain (loss) on investments	(677,154)	28,009
Change in net unrealized appreciation/depreciation on investments	195,316	6,034
Net increase (decrease) in net assets resulting from operations	(434,065)	34,547

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets derived from net change in outstanding shares(2)	6,996,800	3,997,250

DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions	(213,469)	(3,846)

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,349,266	4,027,951

NET ASSETS:
Beginning of period	4,027,951	—
End of period	$10,377,217	$4,027,951

(1)The Fund commenced operations on July 15, 2021. The information presented is from July 15, 2021 to August 31, 2021.

(2)Summary of share transactions is as follows:

	Period Ended February 28, 2022 (Unaudited)		Period Ended August 31, 2021(1)
	Shares	Value	Shares	Value
Shares sold	375,000	$7,453,765	200,000	$3,997,250
Shares redeemed	(25,000)	(456,965)	—	—
Net increase (decrease)	350,000	$6,996,800	200,000	$3,997,250

9

The accompanying notes are an integral part of these financial statements.

ATAC US ROTATION ETF

Financial Highlights

For a capital share outstanding through the period.

	Six-Months Ended February 28, 2022 (Unaudited)	Period Ended August 31, 2021(1)
PER SHARE DATA:
Net asset value, beginning of period	$24.51	$20.00

INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.09	0.06
Net realized and unrealized gain (loss) on investments	(4.56)	4.45
Total from investment operations	(4.47)	4.51

LESS DISTRIBUITONS:
From net investment income	(0.63)	—
Total distributions	(0.63)	—

Net asset value, end of period	$19.41	$24.51

TOTAL RETURN(3)(4)	(18.68)%	22.55%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$23.3	$41.1

Ratio of expenses to average net assets
Before management fees waived(5)	1.25%	1.25%
After management fees waived(5)	0.98%	0.98%

Ratio of net investment income (loss) to average net assets
Before management fees waived(5)	0.54%	0.06%
After management fees waived(5)	0.81%	0.33%

Portfolio turnover rate(3)	629%	678%

(1)The Fund commenced operations on November 17, 2020. The information presented is from November 17, 2020 to August 31, 2021.

(2)Calculated using average shares outstanding method.

(3)Not annualized.

(4)The total return is based on the Fund’s net asset value.

(5)Annualized.

10

The accompanying notes are an integral part of these financial statements.

ATAC CREDIT ROTATION ETF

Financial Highlights

For a capital share outstanding through the period.

	Six-Months Ended February 28, 2022 (Unaudited)	Period Ended August 31, 2021(1)
PER SHARE DATA:
Net asset value, beginning of period	$20.14	$20.00

INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.12	0.00 (6)
Net realized and unrealized gain (loss) on investments	(0.89)	0.16
Total from investment operations	(0.77)	0.16

LESS DISTRIBUITONS:
From net investment income	(0.50)	(0.02)
Total distributions	(0.50)	(0.02)

Net asset value, end of period	$18.87	$20.14

TOTAL RETURN(3)(4)	(3.92)%	0.79%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$10.4	$4.0

Ratio of expenses to average net assets
Before management fees waived(5)	1.25%	1.25%
After management fees waived(5)	0.98%	0.98%

Ratio of net investment income (loss) to average net assets
Before management fees waived(5)	0.94%	(0.16)%
After management fees waived(5)	1.21%	0.11%

Portfolio turnover rate(3)	1155%	174%

(1)The Fund commenced operations on July 15, 2021. The information presented is from July 15, 2021 to August 31, 2021.

(2)Calculated using average shares outstanding method.

(3)Not annualized.

(4)The total return is based on the Fund’s net asset value.

(5)Annualized.

(6)Does not round to 0.1% or (0.1)%, as applicable.

ATAC ETFs

Notes to the Financial Statements (Unaudited)

February 28, 2022

1. ORGANIZATION

The ATAC US Rotation ETF and ATAC Credit Rotation ETF (each, a “Fund,” and collectively, the “Funds”) are non-diversified series of shares of beneficial interest of Tidal ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares is registered under the Securities Act of 1933, as amended. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.” The ATAC US Rotation ETF commenced operations on November 17, 2020 and the ATAC Credit Rotation ETF commenced operations on July 15, 2021.

The investment objective of the ATAC US Rotation ETF is to seek total return. The investment objective of the ATAC Credit Rotation ETF is to seek current income and long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Valuation – Equity securities that are listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents (“Independent Pricing Agents”) each day that the Funds are open for business.

Debt securities are valued by using an evaluated mean of the bid and asked prices provided by Independent Pricing Agents. The Independent Pricing Agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

For securities for which quotations are not readily available, a fair value will be determined by the Valuation Committee using the Fair Value Procedures approved by the Trust’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Fair Value Procedures adopted by the Board.

Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

ATAC ETFs

Notes to the Financial Statements (Unaudited) – Continued

February 28, 2022

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments as of February 28, 2022:

ATAC US Rotation ETF
Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$—	$23,263,354	$—	$—	$23,263,354
Short-Term Investments	—	26,373	—	—	26,373
Investments Purchased With Collateral From Securities Lending(1)	1,076,075	—	—	—	1,076,075
Total Investments in Securities	$1,076,075	$23,289,727	$—	$—	$24,365,802

(1)Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

ATAC ETFs

Notes to the Financial Statements (Unaudited) – Continued

February 28, 2022

ATAC Credit Rotation ETF
Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$10,378,318	$—	$—	$10,378,318
Short-Term Investments	4,055	—	—	4,055
Total Investments in Securities	$10,382,373	$—	$—	$10,382,373

Federal Income Taxes – Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Funds intend to declare as dividends in each calendar year at least 98.0% of their net investment income (earned during the calendar year) and at least 98.2% of their net realized capital gains (earned during the twelve months ended November 30) plus undistributed amounts, if any, from prior years.

As of February 28, 2022, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

Securities Transactions and Investment Income – Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Debt income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders – Distributions to shareholders from net investment income, if any, for the ATAC US Rotation ETF are declared and paid at least quarterly and for the ATAC Credit Rotation ETF are declared and paid at least monthly. Distributions to shareholders from net realized gains on securities, if any, for each Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Share Valuation – The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for each Fund, rounded to the nearest cent. Each Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

ATAC ETFs

Notes to the Financial Statements (Unaudited) – Continued

February 28, 2022

Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Illiquid Investments – Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (“the Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of each Fund’s net assets. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If either Fund should be in a position where the value of illiquid investments held by a Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

3. PRINCIPAL INVESTMENT RISKS

Associated Risks of Short-Term Signals – Because the Funds expect to change their exposure as frequently as each week based on short-term price performance information, (i) each Fund’s exposure may be affected by significant market movements at or near the end of such short-term period that are not predictive of such asset’s performance for subsequent periods and (ii) changes to each Fund’s exposure may lag a significant change in an asset’s direction (up or down) if such changes first take effect at or near a weekend. Such lags between an asset’s performance and changes to each Fund’s exposure may result in significant underperformance relative to the broader equity or fixed income market.

Additionally, because the Adviser determines the exposure for the ATAC US Rotation ETF based on the price movements of gold and lumber, the Fund is exposed to the risk that such assets or their relative price movements fail to accurately predict future performance. Consequently, the ATAC US Rotation ETF may significantly underperform relative to the broader equity or fixed income market if the ATAC Risk-On/Risk-Off Index (the “RORO Index”) is unsuccessful at predicting future performance for the underlying exchange traded funds (“Underlying ETFs” or “ETF”) in which the Fund invests.

Additionally, because the Adviser determines the exposure for the ATAC Credit Rotation ETF based on the performance of the Utilities sector relative to the performance of the U.S. large-capitalization equity market, the Fund is exposed to the risk that such assets or their relative performance fail to accurately produce an advantageous signal. Consequently, the ATAC Credit Rotation ETF may significantly underperform relative to the broader fixed income market if the ATAC Credit-On/Credit-Off Index (the “JOJO Index”) is unsuccessful at producing an advantageous signal for the allocation to Underlying ETFs.

Credit Risk (ATAC Credit Rotation ETF Only) – Debt securities are subject to the risk of an issuer’s (or other party’s) failure or inability to meet its obligations under the security. Multiple parties may have obligations under a debt security. An issuer or borrower may fail to pay principal and interest when due. A guarantor, insurer or credit support provider may fail to provide the agreed upon protection. A counterparty to a transaction may fail to perform its side of the bargain. An intermediary or agent interposed between the investor and other parties may fail to perform the terms of its service. Also, performance under a debt security may be linked to the obligations of other persons who may fail to meet their obligations. The credit risk associated with a debt security could increase to the extent that the Fund’s ability to benefit fully from its investment in the security depends on the performance by multiple parties of their respective contractual or other obligations. The market value of a debt security is also affected by the market’s perception of the creditworthiness of the issuer.

ATAC ETFs

Notes to the Financial Statements (Unaudited) – Continued

February 28, 2022

Derivatives Risk (ATAC US Rotation ETF Only) – The Fund is exposed to Derivatives Risk through its investments in leveraged Underlying ETFs. Such Underlying ETFs may use derivative instruments, including swap agreements and futures contracts, which derive their value from the value of an underlying asset or index. Derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Underlying ETFs may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The derivatives used by the Underlying ETFs may give rise to a form of leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Underlying ETFs to be more volatile. The use of leverage may also increase expenses and increase the impact of the Underlying ETF’s other risks. The use of leverage may cause the Underlying ETFs to liquidate portfolio positions to satisfy its obligations or to meet collateral segregation requirements or regulatory requirements when it may not be advantageous to liquidate such positions, resulting in increased volatility of returns. Certain of the Underlying ETF’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Underlying ETFs realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Underlying ETF’s after-tax returns.

Equity Market Risk (ATAC US ETF Only) – To the extent the Fund invests in Underlying ETFs that invest in equity securities, the Fund is subject to the risk that the equity securities held by such Underlying ETFs may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which an Underlying ETF invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. Securities in an Underlying ETF’s portfolio may underperform in comparison to securities in the general securities markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, or government controls.

ETF Risks –

•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Funds have a limited number of financial institutions that are authorized to purchase and redeem shares directly from the Funds (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Costs of Buying or Selling Shares. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.

ATAC ETFs

Notes to the Financial Statements (Unaudited) – Continued

February 28, 2022

•Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate each Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

•Trading. Although shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of each Fund’s underlying portfolio holdings, which can be significantly less liquid than shares.

Fixed Income Risk – The Funds invest in Underlying ETFs that principally invest in long-duration U.S. Treasury securities. The value of fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. On the other hand, if rates fall, the value of the fixed income securities generally increases. Fixed income securities may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. The value of fixed income securities may be affected by the inability of issuers to repay principal and interest or illiquidity in debt securities markets.

Government Obligations Risk (ATAC US Rotation ETF Only) – Some of the Underlying ETFs in which the Fund invests may invest in securities issued by the U.S. government or its agencies or instrumentalities. There can be no guarantee that the United States will be able to meet its payment obligations with respect to such securities. Additionally, market prices and yields of securities supported by the full faith and credit of the U.S. government or other countries may decline or be negative for short or long periods of time.

Government Securities Risk (ATAC Credit Rotation ETF Only) – A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. In addition, U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics. Changes in the financial condition or credit rating of the U.S government may cause the value of U.S. Treasury obligations to decline.

ATAC ETFs

Notes to the Financial Statements (Unaudited) – Continued

February 28, 2022

Growth Stocks Risk (ATAC US Rotation ETF Only) – Growth stocks, which may be held by some of the Underlying ETFs in which the Fund invests or in which the Fund may directly invest, tend to rise and fall with the business cycle. When the economy is doing well, generally the value of these companies increases; however, when there is a recession or downturn in the economy, these companies tend to decrease in value because their goods and services are generally not a necessity. These are typically companies that provide consumer discretionary goods or services. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics, and consumer preferences. Growth companies may depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns.

High Portfolio Turnover Risk – The Funds may actively and frequently trade all or a significant portion of the securities in their portfolio. A high portfolio turnover rate increases transaction costs, which may increase each Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Funds due to an increase in short-term capital gains.

High Yield Securities Risk (ATAC Credit Rotation ETF only) – Securities rated below investment grade are often referred to as high yield securities or “junk bonds” and are considered speculative in nature. Investments in lower rated corporate debt securities typically entail greater price volatility and principal and income risk. High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of high yield securities have been found to be more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, the Fund by investing in such securities may incur additional expenses to obtain recovery.

Interest Rate Risk – When interest rates increase, underlying fixed income securities or instruments held by the Funds will generally decline in value. The historically low interest rate environment heightens the risks associated with rising interest rates. A rising interest rate environment may adversely impact the liquidity of fixed income securities and lead to increased volatility of fixed income markets. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and each Fund’s investments. Fluctuations in interest rates may also affect the liquidity of underlying fixed income securities and instruments held by the Funds.

Leveraged ETF Risk (ATAC US Rotation ETF Only) – Leveraged ETFs are subject to the risks presented by traditional ETFs (see “ETF Risks” above). Leveraged ETFs seek to provide investment results that match a multiple of the performance of an underlying index (e.g., three times the performance) for a single day and rely to some degree, often extensively, on derivatives to achieve their objectives. Thus, the Fund is indirectly exposed to derivatives risk through its investments in these leveraged ETFs. Further, investments in leveraged ETFs are subject to the risk that the performance of such ETF will not correlate with the underlying index as intended. Leveraged ETFs often “reset” daily, meaning that they are designed to achieve their stated objectives on a daily basis. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time. This effect can be magnified in volatile markets. Consequently, these investment vehicles may be extremely volatile and can potentially expose the Fund to complete loss of its investment.

ATAC ETFs

Notes to the Financial Statements (Unaudited) – Continued

February 28, 2022

Market Capitalization Risk (ATAC US Rotation ETF Only) – These risks apply to the extent the Underlying ETFs in which the Fund invests or in which the Fund invests directly, hold securities of large- and small-capitalization companies.

•Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

•Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

Non-Diversification Risk – Because the Funds are “non-diversified,” each Fund may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if they were diversified funds. As a result, a decline in the value of an investment in a single issuer or a small number of issuers could cause each Fund’s overall value to decline to a greater degree than if the Funds held a more diversified portfolio. This may increase each Fund’s volatility and have a greater impact on each Fund’s performance.

Underlying ETFs Risks – The Funds will incur higher and duplicative expenses because they invest in Underlying ETFs. There is also the risk that the Funds may suffer losses due to the investment practices of the Underlying ETFs. The Funds will be subject to substantially the same risks as those associated with the direct ownership of securities held by the Underlying ETFs. Additionally, the market price of the shares of an Underlying ETF in which the Funds invest will fluctuate based on changes in the net asset value as well as changes in the supply and demand of its shares in the secondary market. It is also possible that an active secondary market for an Underlying ETF’s shares may not develop, and market trading in the shares of the Underlying ETF may be halted under certain circumstances. Underlying ETFs are also subject to the “ETF Risks” described above.

4. COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Toroso Investments, LLC (the “Adviser”) serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, has overall responsibility for the general management and administration of the Funds, subject to the direction and control of the Board. The Adviser is also responsible for trading portfolio securities on behalf of the Funds, including selecting broker-dealers to execute purchase and sales transactions, subject to the supervision of the Board.

Pursuant to the Advisory Agreement, the Funds pay the Adviser a unitary management fee (the “Management Fee”) based on the average daily net assets of each Fund as follows:

Name of Fund	Management Fee	Management Fee After Waiver
ATAC US Rotation ETF	1.25%	0.98%
ATAC Credit Rotation ETF	1.25%	0.98%

Market Capitalization Risk (ATAC US Rotation ETF Only) – These risks apply to the extent the Underlying ETFs in which the Fund invests or in which the Fund invests directly, hold securities of large- and small-capitalization companies.

•Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

•Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

Non-Diversification Risk – Because the Funds are “non-diversified,” each Fund may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if they were diversified funds. As a result, a decline in the value of an investment in a single issuer or a small number of issuers could cause each Fund’s overall value to decline to a greater degree than if the Funds held a more diversified portfolio. This may increase each Fund’s volatility and have a greater impact on each Fund’s performance.

Underlying ETFs Risks – The Funds will incur higher and duplicative expenses because they invest in Underlying ETFs. There is also the risk that the Funds may suffer losses due to the investment practices of the Underlying ETFs. The Funds will be subject to substantially the same risks as those associated with the direct ownership of securities held by the Underlying ETFs. Additionally, the market price of the shares of an Underlying ETF in which the Funds invest will fluctuate based on changes in the net asset value as well as changes in the supply and demand of its shares in the secondary market. It is also possible that an active secondary market for an Underlying ETF’s shares may not develop, and market trading in the shares of the Underlying ETF may be halted under certain circumstances. Underlying ETFs are also subject to the “ETF Risks” described above.

4. COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Toroso Investments, LLC (the “Adviser”) serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, has overall responsibility for the general management and administration of the Funds, subject to the direction and control of the Board. The Adviser is also responsible for trading portfolio securities on behalf of the Funds, including selecting broker-dealers to execute purchase and sales transactions, subject to the supervision of the Board.

Pursuant to the Advisory Agreement, the Funds pay the Adviser a unitary management fee (the “Management Fee”) based on the average daily net assets of each Fund as follows:

Name of Fund	Management Fee	Management Fee After Waiver
ATAC US Rotation ETF	1.25%	0.98%
ATAC Credit Rotation ETF	1.25%	0.98%

ATAC ETFs

Notes to the Financial Statements (Unaudited) – Continued

February 28, 2022

The Adviser has contractually agreed to waive 0.27% of its Management Fee until at least December 31, 2022 for each Fund (each, a “Fee Waiver Agreement,” and collectively, the “Fee Waiver Agreements”). The Fee Waiver Agreements may be terminated only by, or with the consent of, the Board. Any waived Management Fees are not able to be recouped by the Adviser under the Fee Waiver Agreements. Management Fees for the period ended February 28, 2022 are disclosed in the Statement of Operations.

Out of the Management Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees, and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Excluded Expenses”), and the Management Fee payable to the Adviser. To the extent a Fund incurs Excluded Expenses, the Fund’s Total Annual Fund Operating Expenses After Fee Waiver is greater than 0.98%. The Management Fees incurred are paid monthly to the Adviser.

Tidal ETF Services LLC (“Tidal”), an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ sub-administrator, fund accountant and transfer agent. In those capacities Fund Services performs various administrative and accounting services for the Funds. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian. The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Funds.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser and Fund Services. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

5. SECURITIES LENDING

The ATAC US Rotation ETF may lend up to 33 1/3% of the value of the securities in its portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least the market value of the securities loaned by the ATAC US Rotation ETF. The ATAC US Rotation ETF receives compensation in the form of fees and earned interest on the cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. The ATAC US Rotation ETF continues to receive interest payments or dividends on the securities loaned during the borrowing

ATAC ETFs

Notes to the Financial Statements (Unaudited) – Continued

February 28, 2022

period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the ATAC US Rotation ETF. The ATAC US Rotation ETF has the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

As of February 28, 2022, the market value of the securities on loan and payable on collateral received for securities lending were as follows:

Market Value of Securities on Loan	Payable on Collateral Received	Percentage of Net Assets of Securities on Loan
$1,062,919	$1,076,075	4.6%

The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00. Although risk is mitigated by the collateral, the ATAC US Rotation ETF could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the ATAC US Rotation ETF bears the risk of loss associated with the investment of cash collateral received.

During the period ended February 28, 2022, the ATAC US Rotation ETF loaned securities that were collateralized by cash. The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC as listed in the ATAC US Rotation ETF’s Schedule of Investments. Securities lending income is disclosed in the ATAC US Rotation ETF’s Statement of Operations.

The ATAC US Rotation ETF is not subject to a master netting agreement with respect to the ATAC US Rotation ETF’s participation in securities lending; therefore, no additional disclosures regarding netting arrangements are required.

The ATAC Credit Rotation ETF did not lend securities during the period ended February 28, 2022.

6. PURCHASES AND SALES OF SECURITIES

For the period ended February 28, 2022, the cost of purchases and proceeds from the sales or maturities of securities, excluding short term investments and U.S. government securities were as follows:

Name of Fund	Purchases	Sales
ATAC US Rotation ETF	$214,187,043	$215,002,958
ATAC Credit Rotation ETF	92,581,204	92,727,297

There were no purchases or sales of long-term U.S. Government securities for the period ended February 28, 2022 in ATAC US Rotation ETF and ATAC Credit Rotation ETF.

For the period ended February 28, 2022, in-kind transactions associated with creations and redemptions were as follows:

Name of Fund	In-Kind Purchases	In-Kind Sales
ATAC US Rotation ETF	$7,066,315	$16,754,810
ATAC Credit Rotation ETF	7,439,892	457,010

ATAC ETFs

Notes to the Financial Statements (Unaudited) – Continued

February 28, 2022

7. INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Funds are subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including undistributed (accumulated) net investment income (loss), are finalized at the fiscal year-end; accordingly, tax basis balances have not been determined for the period ended February 28, 2022. Differences between the tax cost of investments and the cost noted in the Schedule of Investments will be determined at fiscal year-end. The tax character of distributions paid during the period ended February 28, 2022 (estimated) was as follows:

	Distributions paid from:	2/28/22	8/31/21
ATAC US Rotation ETF	Ordinary income	$1,060,738	$ —
ATAC Credit Rotation ETF	Ordinary income	213,469	3,846

Net capital losses incurred after October 31 and net investment losses incurred after December 31, and within the taxable year, are deemed to arise on the first business day of the Funds’ next taxable year. As of August 31, 2021, the Funds had no late year losses and no short-term capital loss carryovers.

8. SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the Exchange. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for Funds is $250, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units for Funds of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

ATAC ETFs

Notes to the Financial Statements (Unaudited) – Continued

February 28, 2022

9. RECENT MARKET EVENTS

U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic and related public health crisis, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, rising inflation, trade tensions, and the threat of tariffs imposed by the U.S. and other countries. In particular, the global spread of COVID-19 has resulted in disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Health crises and related political, social and economic disruptions caused by the spread of COVID-19 may also exacerbate other pre-existing political, social and economic risks in certain countries. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on your account.

10. SUBSEQUENT EVENTS

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Funds have determined that there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

ATAC ETFs

Expense Example (Unaudited)

For the Period Ended February 28, 2022

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of the Funds’ shares, and (2) ongoing costs, including management fees of the Funds. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from September 1, 2021 to February 28, 2022.

ACTUAL EXPENSES

The first line of the following tables provides information about actual account values and actual expenses. To the extent the Funds invest in shares of other investment companies as part of their investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest, in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the examples. The examples include, but are not limited to, unitary fees. However, the examples do not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of the Funds’ shares. Therefore, the second line of the following tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

ATAC ETFs

Expense Example (Unaudited) – Continued

For the Period Ended February 28, 2022

ATAC US Rotation ETF

	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Expenses Paid During the Period September 1, 2021 – February 28, 2022(1)
Actual	$1,000.00	$813.20	$4.41
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.93	$4.91

(1)Expenses are equal to the Fund’s annualized net expense ratio for the most recent six-month period of 0.98% (fee waiver in effect), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the most recent six-month period).

ATAC Credit Rotation ETF

	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Expenses Paid During the Period September 1, 2021 – February 28, 2022(2)
Actual	$1,000.00	$960.80	$4.76
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.93	$4.91

(2)Expenses are equal to the Fund’s annualized net expense ratio for the most recent six-month period of 0.98% (fee waiver in effect), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the most recent six-month period).

ATAC ETFs

Statement Regarding Liquidity Risk Management Program (Unaudited)

February 28, 2022

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (“Rule 22e-4”), Tidal ETF Trust (the “Trust”), on behalf of its series, the ATAC US Rotation ETF and ATAC Credit Rotation ETF (the “Funds”), has adopted and implemented a liquidity risk management program (the “Program”). The Program seeks to promote effective liquidity risk management for the Funds and to protect the Funds’ shareholders from dilution of their interests. The Trust’s Board of Trustees (the “Board”) has approved the designation of Toroso Investments, LLC, the Funds’ investment adviser, as the program administrator (the “Program Administrator”). The Program Administrator has further delegated administration of the Program to a Program Administrator Committee composed of certain Trust officers. The Program Administrator is required to provide a written annual report to the Board regarding the adequacy and effectiveness of the Program, including the operation of the highly liquid investment minimum, if applicable, and any material changes to the Program.

On November 23, 2021, the Board reviewed the Program Administrator’s written annual report for the period October 1, 2020 through September 30, 2021 (the “Report”). The Program assesses liquidity risk under both normal and reasonably foreseeable stressed market conditions. The risk is managed by monitoring the degree of liquidity of a fund’s investments, limiting the amount of illiquid investments and utilizing various risk management tools and facilities available to a fund, among other means. The Trust has engaged the services of ICE Data Services, a third-party vendor, to provide daily portfolio investment classification services to assist in the Program Administrator’s assessment. The Report noted that no material changes had been made to the Program during the review period. The Program Administrator determined that the Program is reasonably designed and operating effectively.

ATAC ETFs

Additional Information (Unaudited)

February 28, 2022

INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request without charge, by calling (855) 282-2386 or by accessing the Funds’ website at www.atacfunds.com. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-months ending June 30 is available upon request without charge by calling (855) 282-2386 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS

The Funds’ portfolio holdings are posted on the Funds’ website daily at www.atacfunds.com. The Funds file their complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling (855) 282-2386. Furthermore, you can obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Funds trade on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to its daily net asset value (“NAV”) is available, without charge, on the Funds’ website at www.atacfunds.com.

INFORMATION ABOUT THE FUNDS’ TRUSTEES

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (855) 282-2386. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Funds’ website at www.atacfunds.com.

Investment Adviser

Toroso Investments, LLC
898 N. Broadway, Suite 2
Massapequa, New York 11758

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102

Legal Counsel

Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Fund Administrator

Tidal ETF Services LLC
898 N. Broadway, Suite 2
Massapequa, New York 11758

Transfer Agent, Fund Accountant and Fund Sub-Administrator

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Fund Information
Fund	Ticker	CUSIP
ATAC US Rotation ETF	RORO	886364843
ATAC Credit Rotation ETF	JOJO	886364652

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

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Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal ETF Trust

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	05/06/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	05/06/2022

By (Signature and Title)*	/s/ Daniel Carlson
Daniel Carlson, Treasurer/Principal Financial Officer

Date	05/07/2022

* Print the name and title of each signing officer under his or her signature.

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